Contingencies (Details)	12 Months Ended
Dec. 31, 2020
Loss Contingency [Abstract]
Settlement terms	Potential damages claimed by Plaintiff included the refunds of ticket sales, lost commissions on food and beverage sales, and lost profits on merchandise sales. The parties reached a global settlement and the matter has been dismissed with prejudice.